Document and Entity Information	0 Months Ended
Jun. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun 30, 2013
Registrant Name	INTERNATIONAL GROWTH & INCOME FUND
Central Index Key	0001439297
Amendment Flag	false
Document Creation Date	Aug 29, 2013
Document Effective Date	Sep 1, 2013
Prospectus Date	Sep 1, 2013
International Growth and Income Fund(SM) | Class A
Risk/Return:
Trading Symbol	IGAAX
International Growth and Income Fund(SM) | Class 529-F-1
Risk/Return:
Trading Symbol	CGIFX
International Growth and Income Fund(SM) | Class R-1
Risk/Return:
Trading Symbol	RIGAX
International Growth and Income Fund(SM) | Class R-2
Risk/Return:
Trading Symbol	RIGBX
International Growth and Income Fund(SM) | Class R-3
Risk/Return:
Trading Symbol	RGICX
International Growth and Income Fund(SM) | Class R-4
Risk/Return:
Trading Symbol	RIGEX
International Growth and Income Fund(SM) | Class R-5
Risk/Return:
Trading Symbol	RIGFX
International Growth and Income Fund(SM) | Class B
Risk/Return:
Trading Symbol	IGIBX
International Growth and Income Fund(SM) | Class C
Risk/Return:
Trading Symbol	IGICX
International Growth and Income Fund(SM) | Class F-1
Risk/Return:
Trading Symbol	IGIFX
International Growth and Income Fund(SM) | Class F-2
Risk/Return:
Trading Symbol	IGFFX
International Growth and Income Fund(SM) | Class 529-A
Risk/Return:
Trading Symbol	CGIAX
International Growth and Income Fund(SM) | Class 529-B
Risk/Return:
Trading Symbol	CGIBX
International Growth and Income Fund(SM) | Class 529-C
Risk/Return:
Trading Symbol	CIICX
International Growth and Income Fund(SM) | Class 529-E
Risk/Return:
Trading Symbol	CGIEX
International Growth and Income Fund(SM) | Class R-6
Risk/Return:
Trading Symbol	RIGGX

International Growth and Income Fund(SM)
International Growth and Income Fund(SM)
Investment objective
The fund’s investment objective is to provide you with long-term growth of capital while providing current income.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 27 of the prospectus and on page 57 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees International Growth and Income Fund(SM)	Class A		Class B	Class C	Class F-1	Class F-2	Class 529-A USD ($)		Class 529-B USD ($)	Class 529-C USD ($)	Class 529-E USD ($)	Class 529-F-1 USD ($)	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none	5.75%		none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	5.00%	1.00%	none	none	1.00%	[1]	5.00%	1.00%	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none
Maximum annual account fee (529 share classes only)							10		10	10	10	10
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Growth and Income Fund(SM)	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and/or service (12b-1) fees	0.24%	1.00%	1.00%	0.25%	none	0.19%	1.00%	1.00%	0.50%	none	0.47%	0.71%	0.47%	0.23%	none	none
Other expenses	0.18%	0.18%	0.23%	0.20%	0.22%	0.30%	0.32%	0.31%	0.25%	0.30%	0.18%	0.52%	0.29%	0.19%	0.14%	0.10%
Total annual fund operating expenses	0.93%	1.69%	1.74%	0.96%	0.73%	1.00%	1.83%	1.82%	1.26%	0.81%	1.16%	1.74%	1.27%	0.93%	0.65%	0.61%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example International Growth and Income Fund(SM) (USD $)	1 year	3 years	5 years	10 years
Class A	664	854	1,060	1,652
Class B	672	933	1,118	1,796
Class C	277	548	944	2,052
Class F-1	98	306	531	1,178
Class F-2	75	233	406	906
Class 529-A	691	914	1,154	1,832
Class 529-B	706	1,014	1,247	2,030
Class 529-C	305	611	1,042	2,235
Class 529-E	148	439	749	1,624
Class 529-F-1	103	298	508	1,106
Class R-1	118	368	638	1,409
Class R-2	177	548	944	2,052
Class R-3	129	403	697	1,534
Class R-4	95	296	515	1,143
Class R-5	66	208	362	810
Class R-6	62	195	340	762

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example No Redemption International Growth and Income Fund(SM) (USD $)	1 year	3 years	5 years	10 years
Class B	172	533	918	1,796
Class C	177	548	944	2,052
Class 529-B	206	614	1,047	2,030
Class 529-C	205	611	1,042	2,235

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including in emerging markets and developing countries, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are listed primarily on exchanges outside the United States and in cash and cash equivalents. The fund therefore expects to be invested in numerous countries outside the United States.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The investment adviser believes that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper International Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to the fund’s objective and/or strategies. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest   18.84% (quarter ended September 30, 2009)

Lowest   -17.08% (quarter ended September 30, 2011)

The fund's total return for the six months ended June 30, 2013, was 2.79%.

Average Annual Returns International Growth and Income Fund(SM)	Label	Average Annual Returns, 1 Year	Average Annual Returns, Lifetime	Average Annual Returns, Lifetime Date
Class A	A Before taxes	12.02%	8.20%	Oct 1, 2008
Class B	B Before taxes	12.96%	8.53%	Oct 1, 2008
Class C	C Before taxes	16.92%	8.85%	Oct 1, 2008
Class F-1	F-1 Before taxes	18.84%	9.70%	Oct 1, 2008
Class F-2	F-2 Before taxes	19.17%	9.97%	Oct 1, 2008
Class 529-A	529-A Before taxes	12.00%	8.12%	Oct 1, 2008
Class 529-B	529-B Before taxes	12.82%	8.40%	Oct 1, 2008
Class 529-C	529-C Before taxes	16.81%	8.77%	Oct 1, 2008
Class 529-E	529-E Before taxes	18.47%	9.34%	Oct 1, 2008
Class 529-F-1	529-F Before taxes	19.06%	9.88%	Oct 1, 2008
Class R-1	R-1 Before taxes	18.56%	9.08%	Oct 1, 2008
Class R-2	R-2 Before taxes	17.92%	8.85%	Oct 1, 2008
Class R-3	R-3 Before taxes	18.50%	9.35%	Oct 1, 2008
Class R-4	R-4 Before taxes	18.90%	9.71%	Oct 1, 2008
Class R-5	R-5 Before taxes	19.20%	10.01%	Oct 1, 2008
Class R-6	R-6 Before taxes	19.30%	14.10%	May 1, 2009
After Taxes on Distributions Class A	A After taxes on distributions	11.83%	7.77%
After Taxes on Distributions and Sale of Fund Shares Class A	A After taxes on distributions and sale of fund shares	8.68%	7.16%
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	16.83%	4.84%	Oct 1, 2008
Lipper International Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	Lipper International Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	19.70%	4.68%	Oct 1, 2008

Class A annualized 30-day yield at June 30, 2013: 2.60%
(For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Growth and Income Fund(SM)
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund’s investment objective is to provide you with long-term growth of capital while providing current income.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 27 of the prospectus and on page 57 of the fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including in emerging markets and developing countries, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are listed primarily on exchanges outside the United States and in cash and cash equivalents. The fund therefore expects to be invested in numerous countries outside the United States.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The investment adviser believes that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper International Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to the fund’s objective and/or strategies. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Lipper International Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to the fund's objective and/or strategies.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 325-3590
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past investment results (before and after taxes) are not predictive of future investment results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this period were:

Highest   18.84% (quarter ended September 30, 2009)

Lowest   -17.08% (quarter ended September 30, 2011)

The fund's total return for the six months ended June 30, 2013, was 2.79%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.08%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Class A annualized 30-day yield at June 30, 2013: 2.60%
(For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 325-3590
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.83%
Average Annual Returns, Lifetime	rr_AverageAnnualReturnSinceInception	4.84%
Average Annual Returns, Lifetime Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Lipper International Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper International Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.70%
Average Annual Returns, Lifetime	rr_AverageAnnualReturnSinceInception	4.68%
Average Annual Returns, Lifetime Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	664
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	854
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,060
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,652
Annual Return 2009	rr_AnnualReturn2009	35.29%
Annual Return 2010	rr_AnnualReturn2010	8.62%
Annual Return 2011	rr_AnnualReturn2011	(7.50%)
Annual Return 2012	rr_AnnualReturn2012	18.87%
Label	rr_AverageAnnualReturnLabel	A Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.02%
Average Annual Returns, Lifetime	rr_AverageAnnualReturnSinceInception	8.20%
Average Annual Returns, Lifetime Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	A After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.83%
Average Annual Returns, Lifetime	rr_AverageAnnualReturnSinceInception	7.77%
Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	A After taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.68%
Average Annual Returns, Lifetime	rr_AverageAnnualReturnSinceInception	7.16%
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	672
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	933
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,118
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,796
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	172
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	533
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	918
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,796
Label	rr_AverageAnnualReturnLabel	B Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.96%
Average Annual Returns, Lifetime	rr_AverageAnnualReturnSinceInception	8.53%
Average Annual Returns, Lifetime Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	277
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	548
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	944
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,052
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	177
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	548
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	944
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,052
Label	rr_AverageAnnualReturnLabel	C Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.92%
Average Annual Returns, Lifetime	rr_AverageAnnualReturnSinceInception	8.85%
Average Annual Returns, Lifetime Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Class F-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,178
Label	rr_AverageAnnualReturnLabel	F-1 Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.84%
Average Annual Returns, Lifetime	rr_AverageAnnualReturnSinceInception	9.70%
Average Annual Returns, Lifetime Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Class F-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	906
Label	rr_AverageAnnualReturnLabel	F-2 Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.17%
Average Annual Returns, Lifetime	rr_AverageAnnualReturnSinceInception	9.97%
Average Annual Returns, Lifetime Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.19%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	691
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	914
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,154
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,832
Label	rr_AverageAnnualReturnLabel	529-A Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.00%
Average Annual Returns, Lifetime	rr_AverageAnnualReturnSinceInception	8.12%
Average Annual Returns, Lifetime Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Class 529-B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	706
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,014
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,247
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,030
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	206
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	614
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,030
Label	rr_AverageAnnualReturnLabel	529-B Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.82%
Average Annual Returns, Lifetime	rr_AverageAnnualReturnSinceInception	8.40%
Average Annual Returns, Lifetime Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	305
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	611
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,042
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,235
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	205
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	611
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,042
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,235
Label	rr_AverageAnnualReturnLabel	529-C Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.81%
Average Annual Returns, Lifetime	rr_AverageAnnualReturnSinceInception	8.77%
Average Annual Returns, Lifetime Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Class 529-E
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	148
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	439
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	749
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,624
Label	rr_AverageAnnualReturnLabel	529-E Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.47%
Average Annual Returns, Lifetime	rr_AverageAnnualReturnSinceInception	9.34%
Average Annual Returns, Lifetime Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Class 529-F-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	298
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	508
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,106
Label	rr_AverageAnnualReturnLabel	529-F Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.06%
Average Annual Returns, Lifetime	rr_AverageAnnualReturnSinceInception	9.88%
Average Annual Returns, Lifetime Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Class R-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.47%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,409
Label	rr_AverageAnnualReturnLabel	R-1 Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.56%
Average Annual Returns, Lifetime	rr_AverageAnnualReturnSinceInception	9.08%
Average Annual Returns, Lifetime Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Class R-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.71%
Other expenses	rr_OtherExpensesOverAssets	0.52%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	177
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	548
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	944
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,052
Label	rr_AverageAnnualReturnLabel	R-2 Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.92%
Average Annual Returns, Lifetime	rr_AverageAnnualReturnSinceInception	8.85%
Average Annual Returns, Lifetime Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.47%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,534
Label	rr_AverageAnnualReturnLabel	R-3 Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.50%
Average Annual Returns, Lifetime	rr_AverageAnnualReturnSinceInception	9.35%
Average Annual Returns, Lifetime Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Class R-4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.23%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
Label	rr_AverageAnnualReturnLabel	R-4 Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.90%
Average Annual Returns, Lifetime	rr_AverageAnnualReturnSinceInception	9.71%
Average Annual Returns, Lifetime Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Class R-5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	810
Label	rr_AverageAnnualReturnLabel	R-5 Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.20%
Average Annual Returns, Lifetime	rr_AverageAnnualReturnSinceInception	10.01%
Average Annual Returns, Lifetime Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 762
Label	rr_AverageAnnualReturnLabel	R-6 Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.30%
Average Annual Returns, Lifetime	rr_AverageAnnualReturnSinceInception	14.10%
Average Annual Returns, Lifetime Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 1, 2013